Investments (Restricted Commercial Mortgage Loans By Property Type) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Distribution Of Restricted Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	$ 413	$ 509
Allowance for losses	(2)	(2)
% of total	100.00%	100.00%
Total	411	507
Retail
Distribution Of Restricted Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	161	182
% of total	38.00%	36.00%
Industrial
Distribution Of Restricted Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	99	124
% of total	24.00%	24.00%
Office
Distribution Of Restricted Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	86	117
% of total	21.00%	23.00%
Apartments
Distribution Of Restricted Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	60	64
% of total	15.00%	13.00%
Mixed Use/Other
Distribution Of Restricted Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	$ 7	$ 22
% of total	2.00%	4.00%